UBS PRIVATE INVESTOR FUNDS, INC.
				   UBS BOND FUND
		SUPPLEMENT TO PROSPECTUS DATED MARCH 13, 1997

	The following information replaces certain information contained in the section of the Fund's Prospectus entitled "Adviser and Funds Services Agent" (at page 15):

	Ranji H. Nagaswami and Maud I. Welles are primarily responsible for the day-to-day management and implementation of the Adviser's process for the Portfolio. Ms. Nagaswami, CFA, is also Vice President and Head of Fixed Income of UBS Asset Management (New York) Inc. ("UBSAM (NY)"), and has serve as a portfolio manager of UBSAM (NY) since 1986. She has a bachelor's degre from Bombay University and an M.B.A. from Yale University. Ms. Welles also is a Vice President of UBSAM (NY) and has served as a portfolio manager of UBSAM (NY) since 1988. She has a bachelor's degree from Dartmouth College and an M.B.A. from New York University. Ms. Nagaswami and Ms. Welles have eleven years and twelve years of investment experience, respectively.


June 6, 1997

			UBS PRIVATE INVESTOR FUNDS, INC.
				 UBS US EQUITY FUND
		SUPPLEMENT TO PROSPECTUS DATED MARCH 13, 1997

	The following paragraph replaces certain information contained in the sections of the Fund's Prospectus entitled "Expense Table" and "Expenses" (at page three), "Historical Performance of Comparable Discretionary Accounts" (at pages four and five), "Adviser and Funds Services Agent"
(at page 12) and "Expenses" (at page 14):

		Pursuant to 30 days' prior notice to the Fund, the New York Branch (the "Branch" or the "Adviser") of Union Bank of Switzerland (the "Bank") has agreed to waive fees and reimburse the Fund for any of its operating expenses to the extent that the Fund's total operating expenses (including its share of the Portfolio's expenses) exceed, on an annual basis, 1.00% of the Fund's average daily net assets. The Branch may modify or discontinue this undertaking at any time in the future with 30 days' prior notice to the Fund.

				************************

EXPENSE TABLE
ANNUAL OPERATING EXPENSES*
Advisory Fees, After Fee Waiver........................... 0.00%
Rule 12b-1 Fees ..........................................  None
Other Expenses, After Expense Reimbursements...............1.00%
							   -----
Total Operating Expense, After Expense Reimbursements*.....1.00%
							   -----

* Expenses are expressed as a percentage of the Fund's projected average daily net assets and are based on estimates of the expenses to be incurred during the current fiscal year, after any applicable fee waivers and expense reimbursements. Without such fee waivers and expense reimbursements, Total Operating Expenses would be equal, on an annual basis, to 1.89% of the Fund's average daily net assets. See "Management".

EXAMPLE
An investors would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

	1 Year   ..............      $ 10
	3 Years ...............        32
	5 Years ...............        55
	10 Years ..............       122


				********************

HISTORICAL PERFORMANCE OF COMPARABLE DISCRETIONARY ACCOUNTS

The composite total return for the discretionary accounts at UBSAM NY has been adjusted to deduct all of the Fund's annual total operating expenses of 1.00% of the average daily net assets as set forth in the Expense Table on page three, as amended herein. The Fund's average annual total return is computed after deducting the Fund's actual total operating expenses of 0.90% of the average daily net assets for the period reported.

			    AVERAGE ANNUAL TOTAL RETURN FOR THE
			    -----------------------------------
		    PERIOD FROM                               PERIOD FROM
		   APRIL 2, 1996*                           JANUARY 1, 1995*
		      THROUGH             YEAR ENDED            THROUGH
	       DECEMBER 31, 1996       DECEMBER 31, 1996   DECEMBER 31, 1996
	       -----------------       -----------------   -----------------

Composite total
return of
Adviser's
discretionary
accounts               N/A                  13.73%               25.55%

S&P 500 Index        15.27%                 22.99%               30.01%

UBS U.S. Equity Fund  8.74%                  N/A                   N/A

------------------
*  Commencement date.

June 6, 1997